Organization and nature of business (Table)	12 Months Ended
Sep. 30, 2022
Organization and nature of business
details of the subsidiaries of FAMI
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal activities
FAMI	July 28, 2015	Cayman	Parent	Holding company
Farmmi International	August 20, 2015	Hong Kong	100%	Holding company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100%	Holding company
Farmmi Technology	June 6, 2016	Zhejiang, China	100%	Holding company
Farmmi Agricultural	December 8, 2015	Zhejiang, China	100%	Holding company
FLS Mushroom	March 25, 2011	Zhejiang, China	100%	Light processing and distribution of dried mushrooms
Farmmi Food	December 26, 2017	Zhejiang, China	100%	Dehydrating, further processing and distribution of edible fungus
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	100%	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech	April 7, 2021	Zhejiang, China	100%	Research and development of mushroom powder and mushroom extract
Farmmi Ecology	April 25, 2021	Zhejiang, China	100%	Holding company
Farmmi Supply Chain	May 11, 2021	Zhejiang, China	100%	Agricultural products supply chain
Farmmi Health Development	September 17, 2021	Zhejiang, China	100%	Health development
Farmmi Medical Health	September 18, 2021	Zhejiang, China	100%	Medical health
Farmmi Holdings	September 18, 2021	Zhejiang, China	100%	Holding company
Jiangxi Xiangbo	June 18, 2021	Jiangxi, China	100%	Holding company
Yudu Yada	November 10, 2010	Jiangxi, China	100%	Forestry development
Guoning Zhonghao	June 15, 2021	Zhejiang, China	100%	Agriculture exporting
Farmmi Eco Agri	May 27, 2022	Zhejiang, China	100%	Agriculture products
Farmmi Canada	July 13, 2022	Canada	100%	Agriculture products
Ningbo Farmmi Trade	November 14, 2022	Zhejiang, China	100%	Agriculture products
Nongyuan Network	July 7, 2016	Zhejiang, China	0 (VIE)	Trading
Yitang Mediservice	September 7, 2021	Zhejiang, China	100% subsidiary of the VIE	Medical services
Yiting Meditech	September 17, 2021	Zhejiang, China	100% subsidiary of the VIE	Medical technology
Yifeng Medihealth	January 10, 2022	Zhejiang, China	100% subsidiary of the VIE	Medical health
Yilong Enterprise	January 10, 2022	Zhejiang, China	100% subsidiary of the VIE	Management services
YF YL MediTech	January 19, 2022	Zhejiang, China	100% subsidiary of the VIE	Medical technology
YT SK Medihealth	January 19, 2022	Zhejiang, China	100% subsidiary of the VIE	Medical health